DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 008	12 Months Ended
	Dec. 31, 2025 USD ($) loan yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Assets transferred to the plan	$ 11,182,575	$ 0
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Pretax, maximum annual compensation to total compensation, highly compensated participants, percentage	0.16
Automatic deferral rate	3.00%
Participant compensation matched, minimum service period	30 days
Matching percentage	50.00%
Participant compensation matched, percentage	7.00%
Investment contribution, minimum increment, percent	1.00%
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | yr	65
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Note receivable from participant account borrowing, term one	12 months
Note receivable from participant account borrowing, term two	24 months
Note receivable from participant account borrowing, term three	36 months
Note receivable from participant account borrowing, term four	48 months
Note receivable from participant account borrowing, term five	60 months
Note receivable from participant account borrowing, term six	120 months
EBP, Note Receivable From Participant Account Borrowing, Term Seven	120 months
Maximum number of loans outstanding | loan	2
Forfeited nonvested account	$ 3,424,596	3,786,629
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution	$ 4,003,571	$ 2,001,440
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	3.00%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	7.00%